Summary of Significant Accounting Policies (Details 1) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Significant Accounting Policies [Line Items]
Beginning Balance			$ (352,426)
Net current period other comprehensive loss	$ (160,116)	$ (27,188)	(52,948)	$ 5,611
Ending Balance	$ (405,374)		$ (405,374)